Acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
millions of Canadian dollars
Purchase Consideration	$8,447

Fair value assigned to net assets:
Current assets (1)	$619
Regulatory assets (including current portion)	624
Property, plant and equipment, net	10,023
Other long-term assets	71
Current liabilities	(747)
Assumed long-term debt (including current portion)	(5,409)
Regulatory liabilities (including current portion)	(1,117)
Deferred income taxes	(800)
Pension and post-retirement liabilities (including current portion)	(480)
Other long-term liabilities	(146)
$2,638
Cash and cash equivalents	38
Fair value of net assets acquired	$2,676
Goodwill	$5,771
(1) Includes accounts receivables with fair value of $334 million comprised of gross contract value of $337 million, and $3 million of contractual receivables not expected to be collected.

Business Combination, Segment Allocation [Table Text Block]
Goodwill has been allocated to the TECO Energy reporting units as follows:

millions of Canadian dollars
Reporting Unit	Goodwill

Tampa Electric	$4,552
PGS	744
New Mexico Gas	475
Goodwill	$5,771

Business Combination, Separately Recognized Transactions [Table Text Block]

For the	Year ended
millions of Canadian dollars	December 31
	2017	2016
Operating revenues – regulated gas	$-	$(10)
Operating, maintenance, and general	-	89
Interest expense, net	-	148
Other income (expenses), net	-	(3)
Income tax expense (recovery)	-	(84)
Acquisition related costs	$-	$166

Business Acquisition, Pro Forma Information [Table Text Block]
For the
millions of Canadian dollars	Year ended December 31, 2016
Pro forma operating revenues	$6,034
Pro forma net income attributable to common shareholders	$386